INITIAL PUBLIC OFFERING (Details) - ROMAN DBDR TECH ACQUISITION CORP. - $ / shares				4 Months Ended
	Nov. 17, 2020	Nov. 10, 2020	Nov. 05, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)				23,156,000
Shares Issued, Price Per Share				$ 10.20
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit			0.5
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit			1
Common shares, par value (in dollars per share)				0.0001
Class A common stock | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Common shares, par value (in dollars per share)				$ 0.0001
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)		22,000,000		22,000,000
Shares Issued, Price Per Share		$ 10.00		$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Exercise price of warrants	$ 11.50
Initial Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Initial Public Offering | Class A common stock | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1
Common shares, par value (in dollars per share)	$ 0.0001
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	1,156,000
Shares Issued, Price Per Share	$ 10.00
Number of shares in a unit	1,156,000